Disclosure of detailed information about supplemental cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Accretion	$ 791	$ 23
Change in reclamation and remediation provision	24	(161)
Interest income	(808)	(225)
Interest expense	171	57
Gains on disposals of non-current assets	(217)	0
Other non-cash items	$ (39)	$ (306)